Statement of Shareholders' Equity In Millions, except Share data	Total USD ($)	Common Stock [Member] USD ($)	Additional Paid In Capital Member USD ($)	Accumulated other comprehensive income USD ($)		Deficit accumulated USD ($)		Other Reserves Member USD ($)	Non-controlling interests USD ($)	Cripple Creek And Victor Gold Mining [Member] USD ($)	Cripple Creek And Victor Gold Mining [Member] Common Stock [Member] USD ($)	Cripple Creek And Victor Gold Mining [Member] Additional Paid In Capital Member USD ($)	Sao Bento Gold Company Limited [Member] USD ($)	Sao Bento Gold Company Limited [Member] Common Stock [Member] USD ($)	Sao Bento Gold Company Limited [Member] Additional Paid In Capital Member USD ($)	Kibali Goldmines [Member] USD ($)	Kibali Goldmines [Member] Common Stock [Member] USD ($)	Kibali Goldmines [Member] Additional Paid In Capital Member USD ($)
Opening balance at Dec. 31, 2007	$ 2,615	$ 10	$ 5,607	$ (625)		$ (2,440)			$ 63
Opening balance (shares) at Dec. 31, 2007		276,544,061
Net loss	(521)					(563)			42
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Net Of Tax	(605)			(597)					(8)
Cash Flow Hedge Gain Loss Reclassified To Earnings Net	160			157					3
Other Comprehensive Income Unrealized Gain Loss On Derivatives Arising During Period Net Of Tax	(61)			(61)
Gain Loss On Cash Flow Hedge Ineffectiveness Net	8			8
Net loss on available-for-sale financial assets arising during the period, net of tax	(29)			(29)
Release on disposal of available-for-sale financial assets during the period, net of tax	(1)			(1)
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease	(528)
Comprehensive Income Net Of Tax	(1,049)
Business Combination Acquisition Of Less Than 100 Percent Noncontrolling Interest Fair Value	1								1
Stock issues as part of rights offer (Shares)	69,470,442	69,470,442
Stock issues as part of rights offer	1,666	2	1,664
Stock Issued During Period Shares Acquisitions (shares)										3,181,198	3,181,198		2,701,660	2,701,660
Stock Issued During Period Value Acquisitions										118	0	118	70	0	70
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Shares)	57,761	57,761
Stock issues transferred from Employee Share Ownership Plan to exiting employees	2	0	2
Stock issues in exchange for E Ordinary shares cancelled (Shares)	94	94
Stock issues in exchange for E Ordinary shares cancelled	3	0	3
Stock issues as part of Share Incentive Scheme (Shares)	672,545	672,545
Stock issues as part of Share Incentive Scheme	14	0	14
Stock based compensation expense	24		24
Dividends Cash	(58)					(41)			(17)
Closing balance at Dec. 31, 2008	3,406	12	7,502	(1,148)		(3,044)			84
Closing balance (shares) at Dec. 31, 2008		352,627,761
Net loss	(777)					(825)			48
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Net Of Tax	326			320					6
Cash Flow Hedge Gain Loss Reclassified To Earnings Net	98			97					1
Other Comprehensive Income Unrealized Gain Loss On Derivatives Arising During Period Net Of Tax	(12)			(12)
Gain Loss On Cash Flow Hedge Ineffectiveness Net	5			5
Net loss on available-for-sale financial assets arising during the period, net of tax	72			72
Realized loss in earnings on available-for-sale financial assets during the period, net of tax	12			12
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease	501
Comprehensive Income Net Of Tax	(276)
Share of capital transaction at equity accounted joint venture	37							37
Stock Issued During Period Shares Acquisitions (shares)																7,624,162	7,624,162
Stock Issued During Period Value Acquisitions	280															280	0	280
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Shares)	189,787	189,787
Stock issues transferred from Employee Share Ownership Plan to exiting employees	7	0	7
Stock issues in exchange for E Ordinary shares cancelled (Shares)	1,181	1,181
Stock issues in exchange for E Ordinary shares cancelled	3	0	3
Stock issues as part of Share Incentive Scheme (Shares)	1,131,916	1,131,916
Stock issues as part of Share Incentive Scheme	25	0	25
Stock based compensation expense	19		19
Dividends Cash	(56)					(45)			(11)
Closing balance at Dec. 31, 2009	3,445	12	7,836	(654)		(3,914)		37	128
Closing balance (shares) at Dec. 31, 2009		361,574,807
Net loss	166					112			54
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Net Of Tax	234			229					5
Cash Flow Hedge Gain Loss Reclassified To Earnings Net	20			20
Net loss on available-for-sale financial assets arising during the period, net of tax	74			74
Release on disposal of available-for-sale financial assets during the period, net of tax	(56)			(56)
Realized loss in earnings on available-for-sale financial assets during the period, net of tax	2			2
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease	274
Comprehensive Income Net Of Tax	440
Stock issued as part of equity offering (shares)	18,140,000	18,140,000
Stock issued as part of equity offering	773	1	772
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Shares)	230,921	230,921
Stock issues transferred from Employee Share Ownership Plan to exiting employees	10	0	10
Stock issues in exchange for E Ordinary shares cancelled (Shares)	0	0
Stock issues in exchange for E Ordinary shares cancelled	12	0	12
Stock issues as part of Share Incentive Scheme (Shares)	823,411	823,411
Stock issues as part of Share Incentive Scheme	26	0	26
Stock based compensation expense	14		14
Dividends Cash	(131)					(67)			(64)
Closing balance at Dec. 31, 2010	$ 4,589	$ 13	$ 8,670	$ (385)	[1]	$ (3,869)	[2]	$ 37	$ 123
Closing balance (shares) at Dec. 31, 2010		380,769,139

[1]	The cumulative translation loss included in accumulated other comprehensive income amounted to $536 million (2009: $765 million). The translation loss has no tax effect. The cumulative charge, net of deferred taxation of $1 million (2009: $33 million), included in accumulated other comprehensive income in respect of cash flow hedges amounted to $2 million (2009: $22 million). The cumulative gain, net of deferred taxation of $nil million (2009: $3 million), included in accumulated other comprehensive income in respect of available for sale financial assets amounted to $89 million (2009: $69 million). The cumulative gain included in accumulated other comprehensive income in respect of the hedge of a net investment in foreign entities amounted to $64 million (2009: $64 million). This gain is offset by $64 million (2009: $64 million) arising from translation of net investments in foreign entities.
[2]	As at December 31, 2010 and 2009, $133 million and $254 million, respectively, of retained earnings arising from the Company's equity accounted joint ventures and certain subsidiaries may not be remitted without third-party shareholder consent.